Stockholders' Equity	12 Months Ended
Apr. 30, 2023
Equity [Abstract]
Stockholders' Equity
12.	Stockholders’ Equity
In June and September 2022, a total of 1,923 shares
 (pre-stock split)
of Series C convertible preferred stock were issued for ¥2,178,760 thousand ($16,022 thousand). The Company recorded ¥1,089,380 thousand ($8,011 thousand) and ¥1,089,380 thousand ($8,011 thousand) in Series C convertible preferred stock and additional paid-in
capital, respectively, and issuance costs of ¥9,657 thousand ($71 thousand) as a reduction of the additional paid-in
capital.
On March 22, 2023, the Company’s issued and outstanding shares of convertible preferred stock were all converted into common stock on a one-to-one
basis. As a result of the conversion, the Company had a total of ¥1,189,380 thousand ($8,746 thousand) common stock.

In accordance with the Companies Act of Japan (the “Companies Act”), the Company was not required to allocate any amount to additional paid-in capital upon conversion.
On March 27, 2023, upon the resolution of the stockholders, a capital reduction was approved in accordance with the Companies Act to simplify the capital structure and be more efficient, with an effective date of April 30, 2023. The Company reduced its common stock amount
from ¥1,189,380 thousand ($8,746 thousand) to ¥100,000 thousand ($735 thousand). The capital reduction was treated appropriately pursuant to the Companies Act “Increase/Decreases and Transfer of Common Stock and Convertible Preferred Stock, Reserve, and Surplus”.

On
March 31, 2023, upon resolution of the stockholders, the total number of authorized shares was reduced from 1,000,000 shares to 86,904 shares
 (pre-stock
split).
On
April 12, 2023, the Company’s board of directors approved a
600
-for-one
forward split of all its issued and outstanding shares of common stock, which was
effected on April 28, 2023. After the stock split, the total number of authorized common stock increased to 52,142,400 shares.
See Note 2, Summary of Significant Accounting Policies.
Japanese companies are subject to the Companies Act. The significant provisions in the Companies Act that affect financial and accounting matters are summarized below:

Common Stock and Convertible Preferred Stock
Under the Companies Act, the Company is only allowed to issue no par value stock, and issuances of stock are required to be credited to the stock account for at least 50% of the proceeds and to additional paid-in
capital account for the remaining amounts.
Increases/Decreases and Transfer of Common Stock and Convertible Preferred Stock, Reserve, and
Surplus
Under the Companies Act, the total amount of legal capital surplus and legal reserve may be reversed without limitation. The Companies Act also provides that common stock, convertible preferred stock, legal reserve, legal capital surplus, and other capital surplus (a component of additional paid-in
capital) and retained earnings (a component of accumulated deficit) can be transferred among the accounts under certain conditions upon resolution of the stockholders.
The Companies Act requires that an amount equal to 10% of dividends must be appropriated as legal reserve (a component of accumulated deficit) or as legal capital surplus (a component of additional paid-in
capital) depending on the equity account charged upon the payment of such dividends until the total of the aggregate amount of legal reserve and legal capital surplus equals 25% of common stock and convertible preferred stock combined.
Dividends
Under the Companies Act, companies can pay dividends at any time during the year in addition to the year-end
dividend upon resolution at the stockholders’ meeting. The Companies Act permits companies to distribute dividends-in-kind
(non-cash
assets) to stockholders subject to certain limitations and additional requirements. The Companies Act provides certain limitations on the amounts available for dividends or the purchase of treasury stock. The limitation is defined as the amount available for distribution to the stockholders
.

The amount available for dividends under the Companies Act is calculated based on the amount recorded in the Company’s financial statements prepared in accordance with accounting principles generally accepted in Japan. As a result, there is no
amount available for dividends due to the accumulated deficit as of April 30,
2023.

•	Preferred stock
The following table summarizes the issuances of all convertible preferred stock:

	Issue Date	Issuance Price (amount paid in) (per share)**	Holder’s Conversion Right	Conversion Ratio*	Settlement methods

Series A	July 24, 2017 July 28, 2017 August 2, 2017 October 13, 2017	¥208	Any time	1	Shares
Series AA	July 20, 2017	¥56	Any time	1	Shares
Series B	April 18, 2019 April 25, 2019 May 27, 2019	¥1,761	Any time	1	Shares
Series BB	April 1, 2019	¥413	Any time	1	Shares
Series C	June 17, 2022 September 8, 2022 September 14, 2022 September 26, 2022	¥1,888	Any time	1	Shares

F-28
*
On March 22, 2023, the Series A, AA, B, BB and C convertible preferred stock were converted to common stock upon the resolution of the board of directors. As of April 30, 2023, there are no more shares of preferred stock designated.

**	On April 28, 2023, the Company effectuated a 600-for-one forward split. Issuance price per share has been retroactively restated.
The key terms of the convertible preferred stock were as follows:
Conversion Right
All shares of convertible preferred stock could, at the option of the holders, be converted at any time into shares of common stock. The conversion ratio for each convertible preferred stock was supposed to be determined by dividing the issue price by the conversion price in effect at the time of the conversion. The initial conversion price of each class of convertible preferred stock was its respective subscription price (i.e., conversion ratio =
1
), and was subject to adjustment in the event of the issuance of additional common stock at a per share price less than the conversion price.
All shares of convertible preferred stock were supposed to automatically be converted into shares of common stock either immediately prior to the completion of IPO or when the convertible preferred stockholders holding the largest number of outstanding shares of convertible preferred stock agree to convert the convertible preferred stock in writing.
Dividend Rights
All series of convertible preferred stock did not have right to receive preferred dividend. Therefore, all shares of convertible preferred stock and common stock had equal rights with respect to the surplus dividend on an as-converted
basis, when, as and if declared by the Board. However, no dividends on shares of convertible preferred and common stock had been declared since the issuance date until
March 22, 2023
, as there was no amount available for dividends due to the accumulated deficit as of April 30, 2022. The convertible preferred stock had been considered a participating security because it participates in dividends with common stock.
Liquidation Rights
In the event the Company voluntary or involuntary liquidates, holders of the convertible preferred stock were entitled to receive a distribution of the Company’s residual assets and funds upon the liquidation in preference over shares of common stock. Holders of convertible preferred stock of later series had had a right to the distribution of assets or funds over holders of convertible preferred stock of earlier series in the following sequence: Series C convertible preferred stock, Series B convertible preferred stock and Series BB convertible preferred stock, Series A convertible preferred stock, and Series AA convertible preferred stock and common stock.
After distribution to the holders of convertible preferred stock the amount of preference, all remaining assets and funds of the Company available for distribution to the stockholders should have been distributed ratably among all the stockholders on a fully diluted basis.
Redemption Rights
The shares of convertible preferred stock were not mandatorily redeemable. Shares of convertible preferred stock were contingently redeemable upon the occurrence of certain liquidation events. However, the redemption of the convertible preferred stock were solely within the control of the Company and then the convertible preferred stock had been classified as permanent equity.

Voting Rights
Each share of convertible preferred stock conferred the right to receive notice of, attend, and vote at any general meeting of members on an as-converted
basis. The holders of the convertible preferred stock were supposed to vote together with the common stockholders, and not as a separate class or series, on all matters put before the stockholders.